Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

	Restructuring	Warranty
Balance	provision	provision	Other	Total
At January 1, 2015	$7	$5,361	$3,646	$9,014
Provisions made during the year	2,323	2,109	106	4,538
Provisions used/paid during the year	(1,501)	(3,246)	—	(4,747)
Provisions reversed during the year	(7)	(1,533)	—	(1,540)
Effect of movements in exchange rates	(9)	64	112	167
At December 31, 2016	813	2,755	3,864	7,432
Provisions made during the year	912	4,540	111	5,563
Provisions used/paid during the year	(1,424)	(905)	—	(2,329)
Provisions reversed during the year	(81)	(1,198)	—	(1,279)
Effect of movements in exchange rates	28	7	278	313
At December 31, 2017	$248	$5,199	$4,253	$9,700